Weighted Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	25.14%	29.30%	30.14%
Risk-free interest rate	1.59%	1.48%	1.72%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	5 years 7 months 2 days	5 years 6 months 4 days	6 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	21.89%	21.47%	26.98%
Risk-free interest rate	0.07%	0.06%	0.06%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	6 months	6 months	6 months